Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Wages and salaries	€ 29,098	€ 22,245	€ 15,231
Total other employee benefits	5,086	3,639	2,763
Share-based compensation expense	26,403	25,519	2,016
Total	60,587	51,403	20,010
Research and development expenses [Member]
Statements [Line Items]
Wages and salaries	21,993	15,277	11,635
Other employee benefits	3,550	2,624	2,035
Share-based compensation expense	15,564	14,546	1,556
General and administrative expenses [Member]
Statements [Line Items]
Wages and salaries	7,105	6,968	3,596
Other employee benefits	1,536	1,015	728
Share-based compensation expense	€ 10,839	€ 10,973	€ 460